Bank and Other Borrowings (Details)		12 Months Ended
	May 20, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 20, 2024 USD ($)	Dec. 20, 2024 HKD ($)	Sep. 12, 2024 USD ($)	Sep. 12, 2024 HKD ($)	Jun. 01, 2024 HKD ($)	May 22, 2024 HKD ($)	Nov. 03, 2023 USD ($)	Nov. 03, 2023 HKD ($)	Feb. 23, 2023 USD ($)	Feb. 23, 2023 HKD ($)	Nov. 01, 2022 HKD ($)	Aug. 18, 2022 HKD ($)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 HKD ($)	May 06, 2021 USD ($)	May 06, 2021 HKD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 HKD ($)	Nov. 14, 2020 USD ($)	Nov. 14, 2020 HKD ($)	May 26, 2020 USD ($)	May 26, 2020 HKD ($)
Bank and Other Borrowings [Line Items]
Long term debt							$ 514,138	$ 4,000,000			$ 2,313,625	$ 18,000,000	$ 2,570,694	$ 20,000,000			$ 385,604	$ 3,000,000	$ 128,535	$ 1,000,000
Working capital term																	10 years	10 years	8 years	8 years
Annual interest rate					1.00%	1.00%	12.00%	12.00%			2.50%	2.50%	2.00%	2.00%			2.25%	2.25%	2.25%	2.25%
Advances																					$ 2,563,700
Cash surrender value		$ 1,390,388	$ 429,842		$ 1,381,153
Interest expense		835,015	$ 640,576	$ 276,096
Bank borrowings					851,718
2020 Loan Agreement [Member]
Bank and Other Borrowings [Line Items]
Long term debt															$ 4,000,000									$ 1,000,000		$ 4,000,000
Annual interest rate																							2.25%	2.25%	2.25%	2.25%
First Amended and Restated Loan Agreement [Member]
Bank and Other Borrowings [Line Items]
Long term debt																$ 1,000,000
Second Amended and Restated Loan Agreement [Member]
Bank and Other Borrowings [Line Items]
Long term debt										$ 1,000,000
Borrowings [Member]
Bank and Other Borrowings [Line Items]
Bank borrowings		10,279,828
Kin Chiu [Member]
Bank and Other Borrowings [Line Items]
Long term debt					$ 853,321	$ 6,638,838
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member]
Bank and Other Borrowings [Line Items]
Long term debt																									$ 514,138	$ 4,000,000
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1 [Member] | 2020 Loan Agreement [Member]
Bank and Other Borrowings [Line Items]
Long term debt									$ 4,000,000
Working capital term																									3 years	3 years
HSBC – Guarantee loan 2 [Member] | 2020 Loan Agreement [Member]
Bank and Other Borrowings [Line Items]
Long term debt																							$ 128,535	$ 1,000,000
Working capital term																							5 years	5 years
Hang Seng Bank (“HASE”) – Term loan [Member]
Bank and Other Borrowings [Line Items]
Long term debt																					2,905,913	$ 22,608,000
Advances																					$ 334,300
Repayment of bank borrowing	$ 271,586
Hang Seng Bank (“HASE”) – Term loan [Member] | Kin Chiu [Member]
Bank and Other Borrowings [Line Items]
Annual interest rate																					2.00%	2.00%
AR Horizon Limited – Export Invoice Finance Facility [Member]
Bank and Other Borrowings [Line Items]
Long term debt		$ 812,442
Support Equipment and Facilities [Member]
Bank and Other Borrowings [Line Items]
Long term debt													$ 5,141,388	$ 40,000,000
Annual interest rate													2.50%	2.50%